GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS
NOTE 14:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company's business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and diagnostic biomarker product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, sales and business development. The Company follows ASC 280, "Segment Reporting." Total revenues are attributed to geographic areas based on the location of the end customer. The following represents the total revenues for the years ended December 31, 2011, 2010 and 2009 and long-lived assets as of December 31, 2011 and 2010:

	Year ended December 31,
	2011	2010	2009
Revenues from sales to unaffiliated customers:

United States	$-	$750	$25
Europe	-	365	225

Total revenues	$-	$1,115	$250

	December 31,
	2011	2010

Long-lived assets:

Israel	$497	$580

	Year ended December 31,
	2011	2010	2009
Sales to a single customer exceeding 10%:

Customer A	-	67	-
Customer B	-	13	-
Customer C	-	11	-
Customer D	-	-	90